Investment Objectives and Goals	Oct. 09, 2026
American Drive Moderate Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Drive Moderate Allocation Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	American Drive Moderate Allocation Portfolio (the “Fund”) seeks a balance between long-term growth of capital, conservation of principal and current income.
American Drive Aggressive Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Drive Aggressive Allocation Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	American Drive Aggressive Allocation Portfolio (the “Fund”) seeks a balance between long-term growth of capital, conservation of principal and current income.